Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON August 15, 2002.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 27, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:         $      758,992
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN GENERAL CORP	       COM		026351106   139350  3000000 SH       DEFINED 03            3000000        0        0
AMERICAN TOWER CORP	       NT CV 6.25% 09	029912AB8    55729 52156000 SH       DEFINED 03  	  	 0	  0 52156000
AT RD INC	   	       COM		04648K105      628   292000 SH       DEFINED 03	 	    292000	  0        0
BANCWEST CORP NEW	       COM	        059790105      705    20500 SH       DEFINED 03		     20500	  0        0
CONOCO INC		       CL A	        208251306	28     1000 SH       DEFINED 03	 	      1000	  0        0
CYPRESS SEMICONDUCTOR CORP     SUB NT CV 4% 05	232806AE9    30795 33477000 SH       DEFINED 03			 0	  0 33477000
EMCORE CORP		       SB NT CV 144A 06	290846AA2    28446 30742000 SH       DEFINED 03			 0	  0 30742000
GENERAL ELEC CORP	       COM	        369604103	 5	100 SH       DEFINED 03		       100	  0	   0
GENZYME CORP		       SB DEB CV 144A 21372917AJ3    69808 64250000 SH       DEFINED 03			 0	  0 64250000
GOLDEN ST BANCORP	       COM		381197102    40785  1324200 SH       DEFINED 03		   1324200	  0        0
GULF CDA RES LTD	       ORD	        40218L305    40500  5000000 SH       DEFINED 03		   5000000	  0	   0
HONEYWELL INTL INC	       COM	        438516106	 3	100 SH       DEFINED 03			 0	  0	 100
IMPROVENET INC		       COM	 	45321E106      135   385600 SH       DEFINED 03		    385600	  0	   0
INTERMEDIA COMMUNICATIONS INC  COM		458801107     6007   410000 SH       DEFINED 03	 	    410000	  0	   0
INVERNESS MED TECHNOLOGY INC   COM		461268104    18500   500000 SH       DEFINED 03             500000	  0        0
KRAFT FOODS INC		       CL A		50075N104    22504   762850 SH       DEFINED 03		    762850	  0	   0
MINIMED INC		       COM		60365K108    35475   750000 SH       DEFINED 03 	    750000	  0	   0
PEREGRINE SYSTEMS INC	       COM		71366Q101    13030   453200 SH       DEFINED 03	 	    453200	  0 	   0
SAUER-DANFOSS INC	       COM		804137107      839   167713 SH       DEFINED 03		    167713	  0        0
SPIEKER PPTYS INC	       COM		848497103     3573    59600 SH       DEFINED 03		     59600	  0        0
STRUCTURAL DYNAMICS RESH CORP  COM		863555108     9800   400000 SH       DEFINED 03		    400000	  0	   0
TOSCO CORP		       COM NEW		891490302   121393  2755800 SH       DEFINED 03		   2755800	  0        0
ULTRAMARE DIAMOND SHAMROCK CORPCOM		904000106      898    19000 SH       DEFINED 03		     19000	  0        0
WILLAMETTE INDS INC	       COM		969133107   109890  2220000 SH       DEFINED 03		   2220000	  0        0
XM SATELLITE RADIO HLDGS INC   PFD CV B 8.25% 	983759200    10166   353121 SH       DEFINED 03		    353121	  0        0
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